Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Elbit Systems Ltd.	19,902	$4,834,859
Banks — 21.1%
Bank Hapoalim BM	942,377	10,831,578
Bank Leumi Le-Israel BM	1,123,986	12,809,040
FIBI Holdings Ltd.	13,292	656,773
First International Bank Of Israel Ltd. (The)	41,222	1,946,253
Israel Discount Bank Ltd., Class A	924,136	6,083,765
Mizrahi Tefahot Bank Ltd.	115,606	5,000,526
		37,327,935
Broadline Retail — 2.2%
Global-e Online Ltd.(a)	74,828	3,912,008
Capital Markets — 0.5%
Tel Aviv Stock Exchange Ltd.	68,913	824,222
Chemicals — 1.9%
ICL Group Ltd.	578,209	2,627,974
Israel Corp Ltd.	2,832	663,578
		3,291,552
Communications Equipment — 0.2%
Ituran Location and Control Ltd.	11,209	338,063
Construction & Engineering — 2.0%
Ashtrom Group Ltd.(a)(b)	30,294	533,490
Elco Ltd.	7,145	260,568
Electra Ltd./Israel	1,568	839,759
Kvutzat Acro Ltd., NVS	20,688	306,140
Shapir Engineering and Industry Ltd.(a)(b)	106,965	793,336
Shikun & Binui Ltd.(a)(b)	245,866	806,378
		3,539,671
Consumer Finance — 0.3%
Isracard Ltd.	142,177	576,594
Consumer Staples Distribution & Retail — 1.3%
M Yochananof & Sons Ltd.	3,811	246,770
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,715	450,762
Shufersal Ltd.	159,045	1,599,307
		2,296,839
Distributors — 0.1%
Tadiran Group Ltd.	2,566	147,908
Diversified REITs — 0.7%
Reit 1 Ltd.	146,183	752,938
Sella Capital Real Estate Ltd.	167,482	415,516
		1,168,454
Diversified Telecommunication Services — 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,548,975	2,227,082
Electronic Equipment, Instruments & Components — 0.5%
Nayax Ltd.(a)	8,029	236,784
Next Vision Stabilized Systems Ltd., NVS	41,789	583,670
		820,454
Food Products — 0.4%
Strauss Group Ltd.	39,102	744,783
Health Care Equipment & Supplies — 0.6%
Inmode Ltd.(a)(b)	51,156	999,077
Hotels, Restaurants & Leisure — 0.5%
Fattal Holdings 1998 Ltd.(a)	5,563	811,637
Security	Shares	Value
Household Durables — 0.4%
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	55,412	$313,023
Danya Cebus Ltd.	5,873	172,947
Electra Consumer Products 1970 Ltd.(a)	9,626	245,805
		731,775
Independent Power and Renewable Electricity Producers — 2.1%
Energix-Renewable Energies Ltd.	206,514	689,888
Enlight Renewable Energy Ltd.(a)	88,447	1,482,981
Kenon Holdings Ltd./Singapore	15,714	467,444
OPC Energy Ltd.(a)	95,312	762,858
OY Nofar Energy Ltd.(a)	14,602	360,131
		3,763,302
Insurance — 2.7%
Clal Insurance Enterprises Holdings Ltd.(a)	47,195	1,003,945
Harel Insurance Investments & Financial Services Ltd.	77,319	936,258
Menora Mivtachim Holdings Ltd.(b)	16,247	606,487
Migdal Insurance & Financial Holdings Ltd.	315,876	564,022
Phoenix Financial Ltd.	137,162	1,721,058
		4,831,770
IT Services — 6.0%
Formula Systems 1985 Ltd.	7,473	653,180
Matrix IT Ltd.	25,941	588,538
One Software Technologies Ltd.	34,843	599,766
Wix.com Ltd.(a)	39,496	8,836,835
		10,678,319
Machinery — 0.8%
Kornit Digital Ltd.(a)	35,642	1,133,416
Nano Dimension Ltd., ADR(a)(b)	139,457	301,227
		1,434,643
Marine Transportation — 0.9%
ZIM Integrated Shipping Services Ltd.	76,261	1,680,792
Oil, Gas & Consumable Fuels — 1.6%
Delek Group Ltd.	6,895	928,414
Equital Ltd.(a)	17,698	710,134
Oil Refineries Ltd.	1,868,442	475,179
Paz Retail & Energy Ltd.	6,768	808,609
		2,922,336
Passenger Airlines — 0.2%
El Al Israel Airlines(a)	169,307	311,835
Personal Care Products — 0.6%
Oddity Tech Ltd., Class A, NVS(a)	23,651	1,098,825
Pharmaceuticals — 8.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	844,532	14,171,247
Professional Services — 1.0%
Danel Adir Yeoshua Ltd.	3,712	412,302
Fiverr International Ltd.(a)(b)	22,359	729,127
Hilan Ltd.	12,069	702,700
		1,844,129
Real Estate Management & Development — 8.3%
AFI Properties Ltd.(a)	0	27
Africa Israel Residences Ltd.(b)	4,742	349,143
Airport City Ltd.(a)	43,450	725,458
Alony Hetz Properties & Investments Ltd.	121,231	1,033,294
Amot Investments Ltd.	176,124	974,647
Aura Investments Ltd.(b)	114,978	584,166
Azrieli Group Ltd.	31,661	2,547,151
Big Shopping Centers Ltd.(a)	11,892	1,580,299
Blue Square Real Estate Ltd.	4,126	368,778

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Israel ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Brack Capital Properties NV(a)	0	$20
Electra Real Estate Ltd.	22,442	280,770
G City Ltd.	67,475	290,329
Gav-Yam Lands Corp. Ltd.	0	1
Israel Canada T.R Ltd.	121,184	485,239
Isras Holdings Ltd., NVS(a)	2,883	311,352
Isras Investment Co. Ltd.	931	216,659
Mega Or Holdings Ltd.	17,845	546,095
Melisron Ltd.	19,471	1,732,174
Mivne Real Estate KD Ltd.	450,686	1,349,733
Prashkovsky Investments and Construction Ltd.	5,503	160,856
Summit Real Estate Holdings Ltd.	30,415	488,071
YH Dimri Construction & Development Ltd.	6,951	661,057
		14,685,319
Semiconductors & Semiconductor Equipment — 5.3%
Camtek Ltd./Israel	21,982	1,658,259
Nova Ltd.(a)	21,708	3,906,841
Tower Semiconductor Ltd.(a)	82,805	3,821,157
		9,386,257
Software — 23.8%
Cellebrite DI Ltd.(a)	56,065	1,131,392
Check Point Software Technologies Ltd.(a)	65,590	11,937,380
CyberArk Software Ltd.(a)	32,238	10,429,315
Magic Software Enterprises Ltd.	20,305	245,725
Monday.com Ltd.(a)	27,914	7,965,539
Nice Ltd.(a)	46,866	8,457,836
Radware Ltd.(a)	26,615	632,373
Riskified Ltd., Class A(a)	68,006	329,829
Sapiens International Corp. NV	24,915	676,023
SimilarWeb Ltd.(a)	30,161	374,298
		42,179,710
Specialty Retail — 0.6%
Delek Automotive Systems Ltd.	36,222	255,869
Fox Wizel Ltd.	6,216	486,664
Security	Shares	Value
Specialty Retail (continued)
Retailors Ltd.	14,560	$293,240
		1,035,773
Textiles, Apparel & Luxury Goods — 0.2%
Delta Galil Ltd.(b)	7,734	412,791
Wireless Telecommunication Services — 0.6%
Cellcom Israel Ltd.(a)	80,616	434,843
Partner Communications Co. Ltd.(a)	104,353	616,198
		1,051,041
Total Long-Term Investments — 99.4% (Cost: $169,053,905)		176,081,002
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	2,444,071	2,445,293
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	70,000	70,000
Total Short-Term Securities — 1.4% (Cost: $2,515,016)		2,515,293
Total Investments — 100.8% (Cost: $171,568,921)		178,596,295
Liabilities in Excess of Other Assets — (0.8)%		(1,388,821)
Net Assets — 100.0%		$177,207,474

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,497,759	$—	$(5,052,078)(a)	$308	$(696)	$2,445,293	2,444,071	$24,751 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	70,000 (a)	—	—	—	70,000	70,000	521	—
				$308	$(696)	$2,515,293		$25,272	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Israel ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	22	12/20/24	$1,119	$(8,444)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$71,485,307	$104,595,695	$—	$176,081,002
Short-Term Securities
Money Market Funds	2,515,293	—	—	2,515,293
	$74,000,600	$104,595,695	$—	$178,596,295
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(8,444)	$—	$(8,444)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust